Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Cash and Cash Equivalents, Policy [Policy Text Block]	a) Cash and Cash Equivalents—Cash and cash equivalents include cash, amounts due from banks, and interest-bearing deposits in other banks with an original maturity of three months or less.
Investment, Policy [Policy Text Block]
b) Investment Securities—Investment securities are accounted for according to their purpose and holding period. Investments classified as trading securities are bought and held principally for the purpose of selling them in the near term and are carried at fair value. Unrealized gains or losses on trading securities are recorded in earnings as a component of other noninterest income.
Investment securities for which the Company has the positive intent and ability to hold to maturity are classified as held to maturity and reported at amortized cost. Amortization and accretion of purchase premiums and discounts are recognized in interest income using the effective interest method over the expected term of the securities. Interest and dividends are recognized in interest income on an accrual basis.
Securities not classified as held to maturity or trading are considered to be available for sale and are reported at fair value. Unrealized gains and losses on available for sale securities are reported net of applicable taxes as a component of OCI. Gains and losses on the disposition of available for sale securities are recorded on the trade date using the specific identification method and are recognized in other noninterest income. Amortization and accretion of purchase premiums and discounts on debt securities are recognized in interest income using the effective interest method over the expected term of the securities. Interest and dividends are recognized in interest income on an accrual basis.
Management evaluates all investments for OTTI on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. For investments in which the fair value is less than the amortized cost, the Company performs an OTTI analysis to determine whether the impairment is temporary and assesses whether (a) it has the intent to sell the debt security, (b) it is more likely than not that it will be required to sell the debt security before its anticipated recovery, (c) it does not expect to recover the amortized cost basis, or (d) it does not expect to collect all cash flows according to the contractual terms.
The Company’s OTTI policy for investments defines certain triggers that require a present value calculation of expected cash flows. If none of these triggers are met, the Company performs a qualitative analysis to determine if it expects to recover the entire amortized cost basis of the investment.
When certain triggers indicate the likelihood of an OTTI or the qualitative evaluation performed cannot support the expectation of recovering the entire amortized cost basis of an investment, the Company performs a present value cash flow analysis using models that project prepayments, default rates and loss severities on the collateral supporting the security. The Company considers the following factors in determining whether a credit loss exists:
•The period over which the debt security is expected to recover;
•The length of time and extent to which the fair value has been less than the amortized cost basis;

•	The level of credit enhancement provided by the structure which includes, but is not limited to credit subordination positions, overcollateralization and protective triggers;

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The cause of impairment and changes in the near term prospects of the issuer or underlying collateral of a security, such as changes in default rates, loss severities given default and significant changes in prepayment assumptions;

•	The level of excess cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities; and
•Any adverse changes to credit conditions of the issuer or the security such as credit downgrades by the rating agencies.
If the Company intends to sell the debt security, or it is more likely than not that it will be required to sell the security before recovery of its remaining amortized cost basis, total OTTI will be recognized in earnings. However, if neither of those conditions exists, the amount of OTTI related to the credit loss is measured at the excess of the amortized cost over the present value of expected cash flows and is recognized with other securities gains and losses in other noninterest income. The amount of impairment related to all other factors is recognized in AOCI.
Subsequent noncredit losses recorded in AOCI attributed to held to maturity investments are accreted to the amortized cost of the investment over the remaining expected life, based on the amount and timing of future estimated cash flows.
For equity securities, declines in the fair value below their cost are deemed to be other than temporary unless the Company has the intent and ability to retain the investment in the issuer for a period of time sufficient to allow recovery in the fair value.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]
c) Loans Held for Sale—Loans held for sale represent loans originated or acquired by the Company with the intent to sell. The Company has elected the fair value option of accounting under generally accepted accounting principles (U.S. GAAP) for certain residential mortgage loans. Electing to use the fair value option of accounting allows a better offset of the changes in the fair values of the loans and the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting. These loans are initially recorded and carried at fair value, with changes in fair value recognized in gain on sale of loans. Loan origination fees are recorded when earned, and related costs are recognized when incurred.
The Company has not elected the fair value option for other residential mortgage and other commercial and commercial real estate loans because the Company expects to hold these loans for a short duration. These loans are carried at the lower of cost or fair value. In determining the lower of cost or fair value adjustment on loans held for sale, the Company pools loans based on similar risk characteristics such as loan type and interest rate. Direct loan origination fees and costs are deferred at loan origination or acquisition. These amounts are recognized as income at the time the loan is sold and included in gain on sale of loans. Gains and losses on sale of these loans are recorded in gain on sale of loans.
Loans and leases are transferred from loans and leases held for investment to held for sale when the Company no longer has the intent to hold them for the foreseeable future. Loans and leases are transferred from held for sale to held for investment when the Company determines that it intends to hold these loans and leases for the foreseeable future. Loans and leases are transferred to loans and leases held for investment at the lower of cost or fair value on the date of reclassification with any lower of cost or fair value adjustment recognized as a basis adjustment.
Certain guarantees arise from agreements associated with servicing, securitization and sale of the Company's residential mortgage loans.  Under these agreements, the Company may be obligated to repurchase, or otherwise indemnify or reimburse the investor or insurer for losses incurred, due to material breach of contractual representations and warranties with respect to non-government-sponsored entities (GSE) purchases, or breach of contractual representations and warranties with respect to GSEs.  These guarantees are accounted for in accordance with ASC 460, Guarantees, when the obligation is both probable and reasonably estimable. The guarantee is calculated at the fair value of the guaranty on the date of the loan sale or securitization. The corresponding provision is recognized as a reduction on the net gains on loan sales and securitization, and is reduced by a credit to earnings, as the guarantor is released from risk under the guarantee. The reserve for repurchase obligations is included in accounts payable and accrued liabilities on the consolidated balance sheets with changes to the reserve made through general and administrative expenses.  See Note 6 and Note 25 for further information related to these guarantees.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
d) Loans Held for Investment—Loans that the Company has the intent and ability to hold for the foreseeable future are classified as loans held for investment. Loans held for investment are reported at the principal amount outstanding, net of the allowance for loan and lease losses, net of deferred loan fees and costs and any discounts received or premiums paid on purchased loans. Deferred fees, costs, discounts and premiums are amortized over the estimated life of the loan using the effective interest method. Interest income on loans is recognized as earned and is computed using the effective interest method. In certain cases, where the Company can identify a large number of similar loans for which prepayment is both probable and estimable, the Company estimates prepayments in applying the effective interest method. Key assumptions in estimating prepayments include historical prepayment trends and future interest rate expectations. The Company monitors these key assumptions and adjusts the prepayment expectations when appropriate.
Acquired loans are accounted for under ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, when applicable. At acquisition, the Company reviews each loan to determine whether there is evidence of deterioration in credit quality since origination and if it is probable that the Company will be unable to collect all amounts due according to the loan’s contractual terms. The Company considers expected prepayments and estimates the amount and timing of undiscounted expected principal, interest and other cash flows for each loan or pool of loans meeting the criteria above, and determines the excess of the loan’s or pool’s scheduled contractual principal and contractual interest payments over all cash flows expected at acquisition as an amount that should not be accreted (non-accretable difference). The remaining amount, representing the excess or deficit of the loan or pool cash flows expected to be collected over the amount paid, is accreted into interest income over the remaining expected life of the loan or pool (accretable yield). The loans are reflected in the consolidated balance sheets net of these amounts.
Periodically, the Company evaluates the expected cash flows for each pool. Prior expected cash flows are compared to current expected cash flows and cash collections to determine if any additional impairment should be recognized. Impairment is recognized through an additional allowance for loan losses if the present value of future cash flows discounted at the effective interest rate of the pool has decreased. The present value of any subsequent increase in the pool’s actual cash flows or cash flows expected to be collected is used first to reverse any existing valuation allowance for that pool. Any remaining increase in cash flows expected to be collected is taken as an increase of the prospective accretable yield and recognized over the estimated remaining life of the pool.

Loans and Leases Receivable, Lease Financing, Policy [Policy Text Block]
e) Leases Held for Investment—Originated lease financing receivables are recorded as the sum of the future minimum lease payments, initial deferred costs and estimated residual values less unearned income. Our determination of residual value is derived from a variety of sources including equipment valuation services, appraisals, and publicly available market data on recent sales transactions on similar equipment. The length of time until lease termination, the cyclical nature of equipment values and the limited marketplace for re-sale of certain leased assets are important variables considered in making this determination. The Company updates its valuation analysis on an annual basis or more frequently as warranted by events or circumstances. When the Company determines that the fair value of a lease is lower than the expected residual value of the leased asset at lease expiration, the difference is recognized as an asset impairment in the period in which the analysis is completed. Interest income is recognized as earned using the effective interest method. Direct fees and costs associated with the origination of leases are deferred and included in lease financing receivables. The net deferred fees or costs are recognized as an adjustment to interest income over the contractual life of the lease.
Acquired lease financing receivables are recorded as the sum of expected lease payments and estimated residual values less unearned income, which includes purchased lease discounts. Unearned income is recognized based on the expected cash flows using the effective interest method.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
f) Allowance for Loan and Lease Losses—The allowance for loan and lease losses represents management’s estimate of probable and reasonably estimable credit losses inherent in loans and leases held for investment as of the balance sheet date. The estimate of the allowance is based on a variety of factors including an evaluation of the loan and lease portfolio, past loss experience, adverse situations that have occurred but are not yet known that may affect the borrower’s ability to repay, the estimated value of underlying collateral, and current economic conditions.
For purposes of determining the allowance for loan and lease losses, the Company has segmented loans in the portfolio by product type. The Company’s loan and lease portfolio includes risk characteristics relevant to each segment such as loan type and guarantees as well as borrower type and geographic location. Loans are segmented into the following portfolio segments: (i) residential mortgages, (ii) commercial and commercial real estate, (iii) lease financing receivables, (iv) home equity lines and (v) consumer and credit card. The Company also further disaggregates these portfolios into classes based on the associated risks within those segments. Residential mortgages are divided into two classes: residential and government insured loans. Commercial and commercial real estate loans are similarly divided into two classes: commercial and commercial real estate. Lease financing receivables, home equity lines, and consumer and credit card are not further segmented.
Residential mortgages, lease financing receivables, home equity lines, and consumer and credit card each have distinguishing borrower needs and differing risks associated with each product type. Commercial and commercial real estate loans are further analyzed for the borrower’s ability to repay and the description of underlying collateral. Significant judgment is used to determine the estimation method that fits the credit risk characteristics of each portfolio segment. The Company uses internally developed models in this process. Management must use judgment in establishing input metrics for the modeling processes. The models and assumptions used to determine the allowance are validated and reviewed to ensure that their theoretical foundation, assumptions, data integrity, computational processes, reporting practices and end-user controls are appropriate and properly documented.
The foundation for the allowance related to residential mortgages, lease financing receivables, home equity lines, and consumer and credit cards is a review of the applicable portfolios and the performance of those portfolios. The historical performance of each of these portfolios is analyzed by examining the level of charge-offs over a specific period of time. The historical average charge-off level for each portfolio is updated at least quarterly.
Once a residential mortgage is classified as a troubled debt restructuring (TDR), it is also evaluated individually for impairment. These reserves are established based on an estimate of expected losses, which considers all available evidence as required under the applicable authoritative guidance. Interest income is recognized as earned unless the loan is placed on nonaccrual status.
In the Company’s commercial and commercial real estate and certain lease financing receivable portfolios, the loss allowance for all pass-rated loans is determined based upon historical loss experience, current economic conditions, industry and peer performance trends, geographic or borrower concentrations, the current business strategy and credit process, loan underwriting criteria, and other pertinent information.
Management considers a loan to be impaired for classes within commercial and commercial real estate, when based on current information and events, it is determined that it is probable the Company will not be able to collect all amounts due according to the terms of the loan agreement including scheduled interest payments. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an impairment reserve or a charge-off to the allowance. Interest income is recognized as earned unless the loan is placed on nonaccrual status.
Reserves are determined for impaired commercial and commercial real estate loans individually based on management’s evaluation of the borrower’s overall financial condition, resources, and payment record; the prospects for support from any financially responsible guarantors; and the realizable value of any collateral. Reserves are established for these loans based upon an estimate of expected losses for the individual loans deemed to be impaired. This estimate considers all available evidence using one of the methods provided by applicable authoritative guidance. Loans determined to be collateral dependent are measured at the fair value of collateral less disposal costs. Loans for which impaired reserves are provided are excluded from the general reserve calculations described above to prevent duplicate reserves.
The overall allowance estimate based on the above-described methodology may be further adjusted to reflect relevant economic factors and specific market risk components.
Loan and lease portfolios tied to acquisitions made during the year are incorporated into the Company’s allowance process. If the acquisition has an impact on the level of exposure to a particular loan or lease type, industry or geographic market, this increase in exposure is factored into the allowance determination process.
Loans and leases in every portfolio considered to be uncollectible are charged-off against the allowance. The amount and timing of charge-offs on loans and leases includes consideration of the loan or lease type, length of delinquency, insufficiency of collateral value, lien priority and the overall financial condition of the borrower. Recoveries on loans and leases previously charged-off are credited back to the allowance. Loans and leases that have been charged-off against the allowance are periodically monitored to evaluate whether further adjustments to the allowance are necessary.
Loans in the commercial and commercial real estate portfolio are charged-off when:

•	The loan is risk rated “doubtful” or “loss”.

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The loan or a portion thereof is determined to be uncollectible after considering the borrower’s overall financial condition and collateral deficiency. A loan is considered uncollectible when: (a) the borrower is delinquent in principal or interest 90 days or more; (b) significant improvement in the borrower’s repayment capacity is doubtful; and/or (c) collateral value is insufficient to cover outstanding indebtedness and no other viable assets exist.

•     The Company has agreed, in writing, to accept a deficiency note.
Loans in the residential mortgage and home equity portfolios are charged-off when:

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The loan or a portion thereof is determined to be uncollectible after considering the borrower’s overall financial condition and collateral deficiency. A loan is considered uncollectible when: (a) the borrower is delinquent in principal or interest 180 days or more; (b) it is probable that collateral value is insufficient to cover outstanding indebtedness and no other viable assets exist; or (c) notification of the borrower’s bankruptcy is received.

•	In cases where the Company is in a subordinate position to other debt, the senior lien holder has foreclosed and extinguished the junior lien.
Leases in the lease financing receivables portfolio are charged-off when the lease becomes 150 days delinquent.
Credit card receivables are charged-off when the balance becomes 90 days delinquent.
Other consumer loans are evaluated on a case by case basis, and are generally charged-off when the balance becomes 120 days delinquent.
Based on facts and circumstances available, management believes that the allowance for loan and lease losses is adequate to cover any probable losses in the Company’s loan and lease portfolio. However, future adjustments to the allowance may be necessary, and the Company’s results of operations could be adversely affected if circumstances differ substantially from the assumptions used by management in determining the allowance for loan and lease losses.

Reserve for Unfunded Lending Commitments, Policy [Policy Text Block]
g) Reserve for Unfunded Lending Commitments—In addition to the allowance for loan and lease losses, the Company also estimates probable losses related to unfunded lending commitments, such as letters of credit and financial guarantees, excluding commitments measured at fair value. Unfunded lending commitments are subject to the same assessment as funded loans, except utilization assumptions are considered. The reserve for unfunded lending commitments is included in accounts payable and accrued liabilities on the consolidated balance sheets with changes to the reserve made through general and administrative expenses.

Asset Quality, Policy [Policy Text Block]
h) Asset Quality—Written underwriting standards established by the Senior Credit Committee and management govern the lending activities of the Company. Established loan and lease origination procedures require appropriate documentation including borrower financial data and credit reports. For loans secured by real property, the Company generally requires property appraisals, title insurance or a title opinion, hazard insurance and flood insurance, where appropriate. Loan payment performance is monitored and late charges are assessed on past due accounts. Legal proceedings are instituted, as necessary, to minimize loss. Commercial and residential loans of the Company are periodically reviewed through a loan review process. All other loans are also subject to loan review through a periodic sampling process.
The Company uses an asset risk classification system consistent with guidelines established by the Office of the Comptroller of the Currency (OCC) as part of its efforts to monitor asset quality. In connection with examinations of insured institutions, both federal and state examiners also have the authority to identify problem assets and, if appropriate, classify them. There are five credit quality indicators for commercial and commercial real estate loans:

•	Pass—These loans represent an acceptable risk for the Company. The loans may represent loans that are secured with cash or other guarantees or that may have a decline in earnings.

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Special mention—These loans represent an increased risk to the Company. The loans exhibit potential credit weaknesses or downward trends. While potentially weak, the loans are currently marginally acceptable, and no loss of principal or interest is expected.

•	Substandard—These loans have one or more weaknesses and are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

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Doubtful—These loans have the weaknesses of substandard loans with the additional characteristic that the weaknesses make collection or liquidation in full questionable and there is a high probability of loss based on existing facts, conditions and values.

•	Loss—These loans are considered uncollectible and of such little value that continued recognition as a loan is not warranted.
There are two credit quality indicators for residential mortgages, lease financing receivables, home equity lines, and consumer and credit card loans:

•	Performing—No significant change in the collection of payments from the borrower.

•	Non-performing—Loans that are 90 days past due or on nonaccrual and are not accounted for under ASC 310-30.
Commercial loans with adverse classifications are reviewed by the Commercial Credit Committee of the Senior Credit Committee on a periodic basis.
The Company reports loans that are less than one month past due as current and loans that are less than 3 months past due as 30-89 days past due. For those loans that are 3 months or more past due, the Company reports these loans as 90 days or greater.
Loans and leases are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual, which is generally when the loan or lease becomes 90 days past due, with the exception of government-insured loans. Accordingly, when a loan or lease is placed on nonaccrual status, previously accrued but unpaid interest is reversed from interest income, and both the accrual of interest income and the amortization of unamortized deferred fees, costs, discounts and premiums are suspended. Payments received are applied to the principal balance of the loan or lease. When a client demonstrates a period of performance under the terms of the loan or lease, interest accruals and amortization of deferred fees, costs, discounts and premiums are resumed and suspended interest is recognized.
Real estate acquired by the Company as a result of foreclosure or by deed-in-lieu of foreclosure is classified as OREO until sold, and is carried at the balance of the loan at the time of foreclosure or at estimated fair value less estimated costs to sell, whichever is less. See Note 11 for additional information.
Under ASC 310-40, Troubled Debt Restructuring by Creditors, the Company is required to account for certain loan modifications or restructurings as troubled debt restructurings. In general, the modification or restructuring of a debt constitutes a TDR if the Company for economic or legal reasons related to the borrower’s financial difficulties grants a more than insignificant concession to the borrower that the Company would not otherwise consider under current market conditions. Such modifications could involve forgiving or forbearing a portion of interest or principal on any loans or making loans at a rate that is less than that of market rates. In such cases the amount of the forgiveness is charged off.
Debt restructurings or loan modifications for a borrower do not necessarily constitute TDRs and TDRs do not necessarily result in nonaccrual loans. Loans restructured at a rate equal to or greater than that of a new loan with comparable risk at the time the contract is modified are not considered to be impaired loans in calendar years subsequent to the restructuring. The Company may modify certain loans to retain clients or to maximize collection of the loan balance. The Company has maintained several programs designed to assist borrowers by extending payment dates or reducing the borrower’s contractual payments. All loan modifications are made on a case by case basis.
The initial and ongoing decision regarding accrual status is a separate and distinct process from the TDR analysis and determination. If the borrower has demonstrated performance under the previous terms and shows the capacity to continue to perform under restructured terms, accrual status is maintained provided the restructuring is supported by a current, well documented credit assessment of the borrower’s financial condition and prospects for repayment under the revised terms. This evaluation includes consideration of the borrower’s sustained historical repayment performance for the six-month period prior to the date of the restructuring. If the borrower was materially delinquent on payments prior to the restructure, but shows the potential capacity to meet the restructured terms, the loan would continue to be kept on nonaccrual status until the borrower has demonstrated performance according to the terms of the restructuring agreement for a period generally of at least six months.
Acquired loans that follow ASC 310-30 are excluded from being classified as nonaccrual when the Company can reasonably estimate cash flows.

Equipment Under Operating Leases Net, Policy [Policy Text Block]
i) Equipment under operating leases, net—Equipment under operating leases is carried at amortized cost. Equipment under operating leases is depreciated on a straight-line basis to its estimated residual value over the lease term. Our determination of residual value is derived from a variety of sources including equipment valuation services, appraisals, and publicly available market data on recent sales transactions on similar equipment. The length of time until lease termination, the cyclical nature of equipment values and the limited marketplace for re-sale of certain leased assets are important variables considered in making this determination. The Company updates its valuation analysis on an annual basis or more frequently as warranted by events or circumstances.
The Company reviews equipment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The carrying amount of an asset is considered not to be recoverable when its carrying amount exceeds the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposal. If it is determined that the carrying amount of the asset is not recoverable, an impairment loss is recognized equal to the amount by which the carrying amount for an asset exceeds its fair market value.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]
j) Mortgage Servicing Rights—MSR are acquired through bulk purchases of MSR or by selling purchased or originated mortgage loans and agency mortgage-backed securities (MBS) with servicing rights retained. Originated mortgage servicing rights are recognized based on the fair values of the mortgage loans or securities and the related servicing rights at the date of sale using values derived from an internal model. MSR are amortized in proportion to, and over the estimated life of the projected net servicing revenue and are periodically evaluated for impairment.
The Company identifies classes of servicing rights based upon the nature of the underlying assumptions used to estimate the fair value of the asset along with the risks associated with the underlying asset. Based upon these criteria, the Company has identified two classes of MSR: residential and commercial.
The Company stratifies its MSR based on the predominant risk characteristics of the underlying financial assets, including product type and interest rate coupon. The effect of changes in market interest rates on estimated rates of loan prepayment is the predominant risk characteristic of the MSR. Impairment is recognized through a valuation allowance for each stratum. The valuation allowance is adjusted to reflect the amount, if any, by which the cost basis of the MSR for a given stratum exceeds its fair value. Any fair value in excess of the cost basis for a given stratum is not recognized. The Company recognizes a direct write-down when the recoverability of the valuation allowance is determined to be unrecoverable.
Because quoted market prices from active markets are not readily available, a present value cash flow model is used to estimate the fair value of MSR. The key assumptions used in the MSR valuation model are the anticipated rate of loan prepayments and discount rates. Other assumptions such as costs to service the underlying loans, foreclosure costs, ancillary income, and float rates are also used in determining the value of the MSR. All of the assumptions are based on standards used by market participants in valuing MSR and are reviewed and approved by management on a quarterly basis. In addition, third-party appraisals of fair value are obtained at least quarterly to confirm the reasonableness of values generated by the valuation model.
Loan servicing fee income represents income earned for servicing mortgage loans owned by investors. It includes mortgage servicing fees and other ancillary servicing income, net of guaranty fees and subservicing costs paid to third parties. Servicing fees are generally calculated on the outstanding principal balances of the loans serviced and are recorded as income when earned.

Property, Plant and Equipment, Policy [Policy Text Block]
k) Premises and Equipment—Computer hardware and software, furniture, equipment, buildings and leasehold improvements are carried at amortized cost. Depreciation is computed using the straight-line method over the estimated useful lives of hardware, software, furniture, equipment and buildings ranging from 3 to 40 years. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or the period the Company expects to occupy the leased space. The Company reviews premises and equipment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The carrying amount of an asset is considered not to be recoverable when its carrying amount exceeds the sum of the undiscounted future net cash flows expected to result from the use of the asset and its eventual disposal. If it is determined that the carrying amount of the asset is not recoverable, an impairment loss is recognized equal to the amount by which the carrying amount for an asset exceeds its fair market value.

Goodwill and Intangible Assets, Policy [Policy Text Block]
l) Goodwill and Intangible Assets—Goodwill, core deposit premiums and other intangible assets are included in other assets in the consolidated balance sheets.
Goodwill is not amortized but is evaluated for potential impairment on an annual basis or when events or circumstances indicate a potential impairment at the reporting unit level. Reporting units are first evaluated qualitatively to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is believed that it is more likely than not that a reporting unit's fair value is less than its carrying value, the Company will estimate the reporting unit's fair market value to determine whether carrying value exceeds fair market value. If carrying value exceeds fair market value, goodwill is written down.
The Company uses judgment in assessing goodwill and intangible assets for impairment. Estimates of fair value are based on projections of revenues, operating costs and cash flows of each reporting unit considering historical and anticipated future results, general economic and market conditions as well as the impact of planned business or operational strategies. The valuations employ a combination of present value techniques to measure fair value and take into consideration relevant market factors. Additionally, judgment is used in determining the useful lives of finite-lived intangible assets. Changes in judgments and projections could result in a significantly different estimate of the fair value of the reporting units and could result in an impairment of goodwill.
Core deposit premiums are amortized over the estimated life of the acquired deposits using the straight-line method. Core deposit premiums are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.
Other identifiable intangible assets were recognized through business combinations. These intangible assets are amortized over their estimated lives. No residual value was assigned to any of these intangible assets.

Servicing Advances, Policy [Policy Text Block]
m) Servicing and Corporate Advances—In the ordinary course of servicing residential and other mortgage loans, the Company routinely advances principal and interest payments to investors prior to their collection from mortgagors and payments of property taxes and insurance premiums in the event mortgagors have not funded their escrow accounts sufficiently (Servicing Advances). Additionally, the Company expends funds related to legal fees, property valuation fees, property inspection fees, maintenance and other preservation costs as required on properties that are in foreclosure (Corporate Advances). The Company establishes an allowance for uncollectible advances based on an analysis of the underlying loans. The allowance reflects an amount which, in management’s judgment, is adequate to provide for probable losses after giving consideration to the composition of the underlying loans, current economic conditions, past loss experience, an evaluation of probable losses in the current servicing portfolio, and such other factors that warrant current recognition in estimating losses.

Foreclosure Claims Receivable, Policy [Policy Text Block]
n) Foreclosure Claims Receivable—Foreclosure claims receivable represent foreclosure-related expenses and claims receivable primarily related to foreclosures of government-insured or guaranteed loans. These receivables are reviewed periodically for impairment. A valuation allowance is established based on an analysis of the underlying loans. The allowance reflects an amount which, in management’s judgment, is adequate to provide for probable losses after giving consideration to the composition of the underlying loans, current economic conditions, past loss experience, an evaluation of probable losses in the current servicing portfolio, and such other factors that warrant current recognition in estimating losses. The receivable is presented net of the related valuation allowance.

Finance, Loan and Lease Receivables, Held for Investments, Foreclosed Assets Policy [Policy Text Block]
o) Other Real Estate Owned—OREO consists of property that has been acquired by foreclosure or by deed in lieu of foreclosure. The properties are carried at the lower of cost or fair value (less estimated costs to sell). Costs relating to the development and improvement of property are capitalized, to the extent the balance does not exceed fair value (less cost to sell), whereas those relating to maintaining the property are charged to expense. Subsequent declines in value are based on valuations and are separately reserved until the property is sold.

Deposits, Policy [Policy Text Block]
p) Deposits—Deposits with clients include noninterest-bearing and interest-bearing demand deposits, savings and money market accounts, and time deposits. The Company offers deposits denominated in U.S. dollars as well as various foreign currencies. Foreign-currency denominated deposits are recorded at the spot rate, with any foreign currency gain or loss recognized as an adjustment to the carrying value. To manage the risk that may occur from fluctuations in world currency markets, the Company enters into short-term forward foreign exchange contracts.
The Company also offers certain time deposits that allow clients to receive payments at maturity based on increases in various metal, commodity and foreign currency indices. This potential payment to the client qualifies as an embedded derivative. Changes in fair value of the options are recognized in other noninterest income. The Company purchases options as an economic hedge for these embedded options. See Note 23 for additional information.

Other Borrowings, Policy [Policy Text Block]
q) Other Borrowings—The Company records FHLB advances, notes payable and securities sold under repurchase agreements at their principal amount. Interest expense is recognized based on the coupon rate of the obligations. Premiums associated with acquired FHLB advances and securities sold under repurchase agreements are amortized over the expected term of the borrowing. Amortization of purchase premiums are recognized in interest expense using the effective interest method.

Junior Subordinated Notes, Policy [Policy Text Block]
r) Trust Preferred Securities—The Company issues trust preferred securities through unconsolidated trusts as a form of additional funding. These securities are recorded at the principal amount, with interest expense recognized at the coupon rate.

Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]	s) Advertising—Advertising costs are expensed as incurred. See Note 18 for amounts recognized for each of the years presented in the consolidated statements of income.
Income Tax, Policy [Policy Text Block]
t) Income Taxes—The Company and its subsidiaries file federal and certain state income tax returns on a consolidated basis. Additionally, the Company’s subsidiaries file separate state income tax returns with various state jurisdictions. The provision for income taxes includes the income tax balances of the Company and all of its subsidiaries.
Deferred tax assets and liabilities are recognized for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled. Deferred tax assets and liabilities are adjusted for the effects of changes in tax rates in the period of change. The Company establishes a valuation allowance when management believes, based on the weight of available evidence, it is more likely than not that some portion of the deferred tax assets will not be realized.
The Company recognizes and measures income tax benefits based upon a two-step model: 1) a tax position must be more likely than not to be sustained based solely on its technical merits in order to be recognized, and 2) the benefit is measured as the largest dollar amount of that position that is more likely than not to be sustained upon settlement. The difference between the benefit recognized for a position in this model and the tax benefit claimed on a tax return is recognized as an unrecognized tax benefit. The Company recognizes income tax related interest and penalties in general and administrative expense.

Segment Reporting, Policy [Policy Text Block]
u) Segment Information—ASC 280, Segment Reporting, requires the reporting of information about a company’s operating segments using a management approach. This requires that reportable segments be identified based upon those components for which separate financial information is produced internally and which are subject to evaluation by the chief operating decision maker in deciding how to allocate resources to segments. The Company reports the results of its operations through three reportable business segments: Consumer Banking, Commercial Banking, and Corporate Services. See Note 30 for additional information on the Company’s segments.

Earnings Per Share, Policy [Policy Text Block]
v) Earnings Per Common Share (EPS)—In calculating basic and diluted EPS, the Company uses the Two-Class Method, which is an earnings allocation formula under which EPS is calculated for common stock and participating securities according to dividends declared and participating rights in undistributed earnings. Under this method, all earnings (distributed and undistributed) are allocated to participating securities and common shares based on their respective rights to receive dividends. Basic EPS is computed by dividing net income allocated to common shareholders by the weighted-average common shares outstanding. Diluted earnings per common share is computed by dividing income allocated to common shareholders by the weighted-average common shares outstanding plus amounts representing the dilutive effect of stock options outstanding, nonvested stock, and the dilution resulting from the conversion of convertible preferred stock, if applicable.

Derivatives, Policy [Policy Text Block]
w) Derivative Instruments—The Company uses derivative financial instruments to manage exposure to interest rate risk, foreign currency risk and changes in the fair value of loans held for sale. Derivative transactions are measured in terms of the notional amount, but this amount is not reflected in the consolidated balance sheets nor, when viewed in isolation, is it a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged and is used only as a basis on which interest and other payments are determined. Derivative instruments used for risk management purposes are classified as cash flow hedging instruments under ASC 815, Derivatives and Hedging, as well as freestanding derivatives. As permitted under U.S. GAAP, the Company nets derivative assets and liabilities, and the related cash collateral received and paid, when a legally enforceable master netting agreement exists between the Company and the derivative counterparty.
The Company also offers various deposit products to its clients, including commodity, metals and foreign exchange contracts, and typically offsets its exposure from such products by entering into financial contracts. The client accommodations and any offsetting financial contracts are treated as freestanding derivatives. Other freestanding derivatives are used to manage the overall changes in price on loans held for sale or trading investments and include interest rate swaps, forward sales commitments (FSA) and option contracts.
The Company’s derivative activities are monitored by its Asset Liability Committee (ALCO), which oversees all asset and liability management and secondary marketing activities. The Company’s hedging strategies are developed through analysis of data from financial models and other internal and industry sources. The Company incorporates the results of hedging strategies into its overall interest rate and asset/liability risk management.
Cash Flow Hedges—As part of its asset and liability management activities, the Company enters into forward interest rate swaps as a cash flow hedge for forecasted transactions that create variable cash flows. The Company uses pay fixed, receive variable interest rate swaps to synthetically convert these instruments to fixed rate and manage this exposure.
The fair values of these derivatives are reported in other assets or accounts payable and accrued liabilities. The effective portion of the cumulative gains or losses on cash flow hedges are reported within accumulated other comprehensive income and are reclassified from accumulated other comprehensive income to current period earnings when the forecasted transaction affects earnings. Any hedge ineffectiveness is reported in interest expense. Payments and proceeds related to the settlement of these derivatives are included in the operating activities section of the consolidated statements of cash flows. All gains or losses on these derivatives are included in the assessment of hedge effectiveness.
Freestanding Derivatives:
Interest Rate Lock Commitments (IRLCs)—In the ordinary course of business, the Company enters into commitments to originate residential mortgage loans at interest rates that are determined prior to funding. IRLCs for loans that the Company intends to sell are considered freestanding derivatives and are recorded at fair value at inception. Cash flows related to IRLCs are included in operating activities on the statement of cash flows to match the cash flows of the hedged item.
Changes in value subsequent to inception are based on changes in the fair value of the underlying loan and changes in the probability that the loan will fund within the terms of the commitment, affected primarily by changes in interest rates and the passage of time. The aggregate fair value of IRLCs on the balance sheet is recorded in other assets or accounts payable and accrued liabilities. The interest exposure on the Company’s IRLCs is economically hedged with forward sales commitments and options, and their fair value is recorded in other assets or accounts payable and accrued liabilities. Changes in the fair value of the IRLCs and related forward sales commitments are recognized as gain on sale of loans in the consolidated statements of income.
Forward Sales Commitments (FSA)—The Company uses FSA and optional forward sales commitments (OFSA) to manage its exposure to interest rate risk related to loans held for sale. The fair values of the FSA and OFSA are recorded in other assets and accounts payable and accrued liabilities. Changes in the fair value of these derivatives are reported as gain on sale of loans in the consolidated statements of income. Cash flows related to FSAs are included in operating activities on the statement of cash flows to match the cash flows of the economically hedged item.
Foreign Exchange Contracts—Foreign exchange contracts are commitments to buy or sell a foreign currency at a certain price on a future date and may be settled in cash or through delivery. The Company enters into these contracts to manage its exposure to foreign currency risk related to changes in the fair value of foreign currency denominated deposits. Cash flows related to foreign exchange contracts are included in financing activities on the statement of cash flows to match the cash flows of the economically hedged item.
Options and Options Embedded in Client Deposits—The Company purchases options tied to increases in various equity, foreign currency, commodity or metals indices for a specified term, generally three to five years, to manage its exposure to changes in the fair value of options embedded in deposit offerings to clients. These options and the related options embedded in client deposits are recorded as freestanding derivatives in other assets, deposits or accounts payable and accrued liabilities. The derivatives are carried at fair value, with changes in fair value recognized in other noninterest income. Cash flows related to options and embedded options are included in operating activities on the statement of cash flows.
Interest Rate Swaps—From time to time the Company enters into interest rate swaps to manage its exposure to changes in the fair value of commercial real estate loans held for sale driven by changes in interest rates. The derivatives are carried at fair value, with changes in fair value recognized as gain on sale. Cash flows related to interest rate swaps are included in operating activities on the statement of cash flows to match the cash flows of the hedged item.
Indemnification assets—As part of its loan acquisition activities, the Company periodically enters into credit derivative contracts whereby the counterparty guarantees a portion of the credit and advance losses. The Company presents these assets at their fair value with any changes in value being recorded in noninterest expense. Cash flows related to the indemnification assets are included in operating activities on the statement of cash flows to match the cash flows of the hedged item.

Fair Value Measurement, Policy [Policy Text Block]
x) Fair Value Measurements—Assets and liabilities measured at fair value have been categorized based upon the fair value hierarchy described below:

•	Level 1—Valuation is based upon quoted market prices for identical instruments traded in active markets.

•
Level 2—Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•
Level 3—Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates or assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. In addition, these estimates do not reflect any premium or discount that could result from offering for sale the Company’s entire holdings of a particular financial instrument at one time. Finally, the tax ramifications related to the realization of any unrealized gains and losses could have a significant effect on fair value estimates and are not considered in any of the internal valuations.
Fair value estimates are determined for existing financial instruments, including derivative instruments, without attempting to estimate the value of anticipated future business and the value of certain assets and liabilities that were not considered financial instruments. Significant assets that are not considered financial instruments include MSR, premises and equipment, and goodwill and intangible assets.
For assets or liabilities in inactive markets, transaction or quoted prices may require adjustment to reflect uncertainty as to whether or not the underlying transactions are orderly. Management recognizes that significant events that impact fair value may occur after the measurement date. The Company’s policy is to monitor these events and determine whether adjustments to fair value are required.
The estimated fair values of all of the Company’s derivative financial instruments are reported in Note 24. Counterparty risk for derivative contracts and its impact on the determination of fair value are discussed in Note 23.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
y) Variable Interest Entities—The Company is required to evaluate whether to consolidate a variable interest entity (VIE) when it first becomes involved and on an ongoing basis. In almost all cases, a qualitative analysis of its involvement in the entity provides sufficient evidence to determine whether the Company is the primary beneficiary.
The Company consolidates VIEs in which it is the primary beneficiary and holds a controlling financial interest. This is evidenced by the power to direct the activities of a VIE that most significantly impact its economic performance and the obligation to absorb losses of, or the right to receive benefits from the VIE that could be potentially significant to the VIE. The Company takes into account all of its involvement in a VIE identifying implicit or explicit variable interests that, individually or in the aggregate, could be significant enough to warrant the designation as the primary beneficiary. Designation as the primary beneficiary requires the Company to consolidate the VIE and provide appropriate disclosures. Participants not determined to be the primary beneficiary do not consolidate and are required to make appropriate disclosures. See Note 26 for additional information.

Business Combinations Policy [Policy Text Block]
z) Acquisition Activities—Acquisitions are accounted for under the acquisition method of accounting. Purchased assets and assumed liabilities are recorded at fair value at their respective acquisition dates, including identifiable intangible assets. If the fair value of net assets purchased exceeds the fair value of consideration paid, a bargain purchase gain is recognized. If the consideration given exceeds the fair value of the net assets received, goodwill is recognized. Fair values are subject to refinement for up to one year after the closing date of an acquisition as information relative to closing date fair values becomes available.
All identifiable intangible assets that are acquired in a business combination are recognized at fair value on the acquisition date. Identifiable intangible assets are recognized separately if they arise from contractual or other legal rights or if they are separable (i.e., capable of being sold, transferred, licensed, rented, or exchanged separately from the entity). Deposit liabilities and the related depositor relationship intangible assets may be exchanged in observable exchange transactions. As a result, the depositor relationship intangible asset is considered identifiable, because the separability criterion has been met.
Indemnification assets are recognized when the seller contractually indemnifies, in whole or in part, the buyer for a particular uncertainty. The recognition and measurement of an indemnification asset is based on the related indemnified item. That is, the acquirer should recognize an indemnification asset at the same time that it recognizes the indemnified item, measured on the same basis as the indemnified item, subject to collectability or contractual limitations on the indemnified amount. If the indemnification asset meets the definition of a derivative, changes in the fair value are recognized in earnings.